Auditor Information	12 Months Ended
Dec. 31, 2024
Auditor Information [Abstract]
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China